Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

September 25, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

File Nos. 002-73024 and 811-03213

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated September 21, 2017 to the Registrant’s currently effective prospectus, relating to the NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Moderately Conservative Fund, and NVIT Investor Destinations Conservative Fund, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 21, 2017 (SEC Accession No. 0001680359-17-000501) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire